Consolidated and Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (2,081,318)	$ (2,529,176)	$ (2,398,575)
Changes in working capital:
Amortisation of intangible assets	173,451	163,093	44,807
Amortisation of right-of-use assets	474,871	500,144	403,019
Depreciation of property, plant and equipment	481,173	465,287	455,613
Finance income	(3,856)	(123)
Gain on loan modification	(583,084)
Gain on disposal of other investment			(215)
Interest expenses	50,459	48,283	42,844
Property, plant and equipment written off			14,083
Bad debts written off	7,793
Impairment loss on trade receivables	33,583
Allowance for slow moving inventories	67,558
Loss on disposal of investment in associates	677
Fair value gain on warranty liability	(477,972)
Reversal of impairment loss on investment in associate	(263)
Share of results of associates	(14,449)	10,760	(3,421)
Operating loss before changes in working capital	(1,871,377)	(1,341,732)	(1,441,845)
Inventories	43,866	(192,078)	26,235
Trade receivables	(115,796)	28,488	(55,478)
Other receivables, deposits and prepayments	(102,709)	(60,142)	25,595
Trade payables	(2,160)	145,751	46,342
Other payables and accruals	(510,315)	(77,642)	149,099
Cash Used In Operations	(2,558,491)	(1,497,355)	(1,250,052)
Interest received	3,856	123
Tax paid	(81,953)	(122,030)	(116,691)
Tax refund	60,939	10,477
Net Cash Used In Operating Activities	(2,575,649)	(1,608,785)	(1,366,743)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of associates			(1,492,955)
Advances to associates	(8,077)	(16,290)
Purchase of property, plant and equipment	(56,413)	(83,772)	(221,317)
Net Cash Used In Investing Activities	(64,490)	(100,062)	(1,714,272)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares	3,107,731		2,295,012
Advances from directors	165,115	2,361,546	1,451,612
Interest paid	(50,459)	(48,283)	(42,844)
Repayment of hire purchase liabilities		(7,260)	(10,544)
Repayment of lease liabilities	(402,603)	(460,170)	(414,819)
Advances from associates	111,705	20,763	159
Net Cash From Financing Activities	2,931,489	1,866,596	3,278,576
NET INCREASE IN CASH AND CASH EQUIVALENTS	291,350	157,749	197,561
Effect of exchange differences	(2,809)	(299,284)	1,092
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE FINANCIAL YEAR	318,932	460,467	261,814
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL YEAR	$ 607,473	$ 318,932	$ 460,467